Significant Accounting Policies - Schedule of Assumptions for Options Granted (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assumptions for Options Granted [Line Items]
Expected dividend yield	[1]	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Assumptions for Options Granted [Line Items]
Expected term (years)	[2]	5 years 6 months	1 year 1 month 6 days	2 years 6 months
Expected volatility	[3]	76.67%	52.20%	50.60%
Risk-free interest rate	[4]	3.78%	3.80%	3.80%
Fair value of Ordinary share (in Dollars per share)	[5]	$ 2.6	$ 2.05	$ 3.01
Exercise price (in Dollars per share)		$ 2.6	$ 2.05	$ 3.01
Maximum [Member]
Schedule of Assumptions for Options Granted [Line Items]
Expected term (years)	[2]	6 years 1 month 13 days	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility	[3]	80.15%	93.00%	58.00%
Risk-free interest rate	[4]	4.47%	4.40%	4.50%
Fair value of Ordinary share (in Dollars per share)	[5]	$ 5.05	$ 2.98	$ 4.6
Exercise price (in Dollars per share)		$ 7	$ 11.5	$ 4.6

[1]	Expected dividend yield — The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield
[2]	Expected term — The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. Since there is not sufficient historical share exercise data to calculate the expected term of the share options, the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.
[3]	Expected volatility — Since the Company has a limited trading history of its Ordinary shares, there is not sufficient historical volatility for the expected term of the share options. The expected volatility is derived from a mix of the historical volatility of the Company’s own shares as well as the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.
[4]	Risk-free interest rate — The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.
[5]	Fair value of Ordinary shares — In determining the fair value of Ordinary shares subsequent to the consummation of the Merger, the board of directors considered the grant date fair value for share-based awards as of the closing price of the Company’s Ordinary shares on NASDAQ on the date of grant.